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October 25, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pine Grove Alternative Institutional Fund (333-189791; 811-22860)
Pine Grove Alternative Fund (333-189792; 811-22861)
(each a “Fund,” and collectively, the “Funds”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Funds, each a recently organized closed-end management investment company, is Pre-Effective Amendment No. 2 to each Fund’s registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-2. This filing is being made for the purposes of making certain changes to the Prospectus and Statement of Additional Information for each Fund.

If you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz

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